Share based compensation - Number of shares warrants give right to for Plan 2018 (Details) - 2018 Plan		1 Months Ended	12 Months Ended
	Dec. 12, 2018 shares	Apr. 30, 2020 shares € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares	Mar. 31, 2020 € / shares
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1			50,000	50,000
Forfeited			(50,000)
Outstanding as at December 31				50,000
Exercisable at December 31				50,000
Maximum Number Of Warrants Approved For Issuance	525
Number Of Common Share Per Warrant	1
Number Of Common Share Per Warrant After Split	500		500
Maximum Number Of Common Share Available For Issue Before Share Split	525
Maximum Number Of Common Share Available For Issue After Share Split	262,500
Maximum Number Of Warrant Holders			150
Exercise Price Per Share | € / shares		€ 5,966.59	€ 6.52		€ 3,259.91
Exercise Price Per Share After Share Split | € / shares		€ 11.93			€ 6.52
Minimum Exercise Price Per Warrant | € / shares			€ 3,259.91
Percentage Of Warrant Vesting At Grant Date			34
Percentage Of Warrant Vesting At First Anniversary Of Grant Date			33
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date			33
Number Of Warrants Granted		33